FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Financial Instruments
The following table presents financial instruments, other than long-term debt, that we measured at fair value on a recurring basis at December 31, 2013 and September 30, 2013.  See Note 7 for a detailed discussion of our long-term debt.  We have chosen to not measure any of our other financial instruments at fair value as we believe their carrying value approximates their fair value.  We have classified the following assets in accordance with the fair value hierarchy set forth in the applicable standards.  In instances where the inputs used to measure the fair value of an asset fall into more than one level of the hierarchy, we have classified them based on the lowest level input that is significant to the determination of the fair value.

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value
Cash and cash equivalents	$246,463	$-	$-	$246,463
Auction rate securities (ARS)	-	-	6,087	6,087
Other long-term investments	1,636	-	-	1,636
Total	$248,099	$-	$6,087	$254,186

September 30, 2013	Level 1	Level 2	Level 3	Total Fair Value
Cash and cash equivalents	$226,029	$-	$-	$226,029
Auction rate securities (ARS)	-	-	7,966	7,966
Other long-term investments	1,375	-	-	1,375
Total	$227,404	$-	$7,966	$235,370

Schedule of Auction Rate Securities (ARS) Activity
Since an active market for ARS does not currently exist, we classify these investments as held-to-maturity and we determine the fair value of these investments using a Level 3 discounted cash flow analysis and also consider other factors such as the reduced liquidity in the ARS market and nature of the insurance backing.  Key inputs to our discounted cash flow model include projected cash flows from interest and principal payments and the weighted probabilities of improved liquidity or debt refinancing by the issuer.  We also incorporate certain Level 2 market indices into the discounted cash flow analysis, including published rates such as the LIBOR rate, the LIBOR swap curve and a municipal swap index published by the Securities Industry and Financial Markets Association.  The following table presents a reconciliation of the activity in fiscal 2014 for fair value measurements using level 3 inputs:

Balance as of October 1, 2013	$7,966
Net sales of ARS	(2,113)
Reversal of temporary impairment	234
Balance as of December 31, 2013	$6,087